Contract liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Contract liabilities [Abstract]
Contract Liabilities
	October 31, 2019	October 31, 2018
	$m	$m
Current	1,045.9	1,134.7
Non-current	149.9	178.1
	1,195.8	1,312.8